SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [x]; Amendment Number: _1__
This Amendment (Check only one.): [x] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Zuckerman Investment Group (formerly Asset Management Investors, LLC)
Address: 155 North Wacker Drive, Suite 1700
	 Chicago, IL 60606

Form 13F File Number: 28-12893

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Daniel Zuckerman
Title: President
Phone: (312) 948-8002
Signature, Place, and Date of Signing:
/s/Daniel Zuckerman   Chicago, IL   8/26/2011

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

Report Summary:
Number of Included Managers: 1
Form 13F Information Table Entry Total: 24
form 13F Information Table Value Total: $29,410
					(thousands)

List of Other Managers Reporting for this Manager: NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101      230     4000 SH       Sole                     4000
AmerisourceBergen Corp.        COM              03073e105     2832    79430 SH       Sole                    79430
Berkshire Hathaway - Cl B      COM              084670207      556      173 SH       Sole                      173
Biosante Pharmaceuticals       COM              09065V203       13    12700 SH       Sole                    12700
Bristol-Myers Squibb           COM              110122108      616    26500 SH       Sole                    26500
Capital Southwest Corp.        COM              140501107     2883    26655 SH       Sole                    26655
Conocophillips                 COM              20825C104      478     9227 SH       Sole                     9227
Diageo PLC Sponsored ADR       COM              25243Q205      675    11900 SH       Sole                    11900
Discovery Comm. New-Ser C      COM              25470f302      536    40019 SH       Sole                    40019
Discovery Communications A     COM              25470f104      567    40019 SH       Sole                    40019
Disney (Walt) Co.              COM              254687106      406    17880 SH       Sole                    17880
Fortune Brands Inc.            COM              349631101      259     6275 SH       Sole                     6275
Grainger WW Inc.               COM              384802104      252     3200 SH       Sole                     3200
Int'l Speedway Corp. - Cl A    COM              460335201     2581    89850 SH       Sole                    89850
Liberty Media Corp - Ent Ser A COM              53071m500      694    39679 SH       Sole                    39679
Liberty Media Hldg Int-A       COM              53071M104       73    23550 SH       Sole                    23550
Microsoft Corp.                COM              594918104     2769   142420 SH       Sole                   142420
Motorola Inc.                  COM              620076109     3248   733215 SH       Sole                   733215
Pfizer Inc.                    COM              717081103      184    10410 SH       Sole                    10410
Procter & Gamble Co Com        COM              742718109      254     4105 SH       Sole                     4105
Speedway Motorsports           COM              847788106     1680   104300 SH       Sole                   104300
Symantec Corp.                 COM              871503108     1403   103800 SH       Sole                   103800
Viacom Inc. - Cl B             COM              92553p201      871    45700 SH       Sole                    45700
Viad Corp.                     COM              92552R406     5350   216249 SH       Sole                   216249